Summary of Significant Accounting Policies - Going Concern (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 08, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash and cash equivalents		$ 83,045	$ 128,318
Accumulated deficit		(456,245)	(379,889)
Net cash used in operating activities		(84,703)	(42,591)
Net income (loss)		$ (76,356)	$ (46,689)
Subsequent Event
Subsequent Event [Line Items]
Proceeds from divestiture of businesses, net of cash divested	$ 153,042